------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

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                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-55408
                                   -------------------------

                             Ameritor Security Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Ameritor Financial Corporation
             4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 202-625-6000
                                                    ------------------

Date of fiscal year end: 06/30/2003
                         ----------------------

Date of reporting period: 12/31/2003
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                                                   March 4, 2004

Dear Shareholder:

The Ameritor Security Trust has experienced a positive performance during the past six months. This was a reflection of the recent general upward trend of the stock market. The Trust has thus been able to slightly increase its share value after expenses and the investments have essentially kept pace with the sizable advances of the indexes.

Most managers, including Ameritor, are expecting the economy, and the market, to continue a moderate advance throughout the next six months. Carole S. Kinney, who has had considerable market experience as a broker and trust manager, has assumed the portfolio management with Paul Dietrich of Nye, Parnell & Emerson continuing as a consultant to the advisor. We will make every effort to continue to increase the value of the portfolio and Trust shares.


Sincerely,

/s/ Jerome Kinney

Jerome Kinney
President

AMERITOR SECURITY TRUST FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------

                                                                                       VALUE
                                                                          SHARES      (NOTE 1)
                                                                          ------      --------
COMMON STOCK                                                 78.99%
   Banks                                                      2.45%
      First Bancorp                                                          900    $   35,595
                                                                                    ----------
   Consumer Products                                          4.80%
      CSS Industries Inc.                                                  2,247        69,679
                                                                                    ----------
   Diversified Minerals                                       2.10%
      Northern Dynasty (a)                                                 7,000        30,450
                                                                                    ----------
   E-Commerce                                                 3.05%
      1800 Flowers (a)                                                     4,000        44,240
                                                                                    ----------
   Electronics                                                3.11%
      Artisan Components (a)                                               2,200        45,100
                                                                                    ----------
   Entertainment                                              2.98%
      Take 2 Ineractive (a)                                                1,500        43,215
                                                                                    ----------
   Financial Services                                        11.32%
      Advanta Corp.                                                        4,500        57,240
      Indymac Bancorp Inc.                                                 1,250        37,238
      World Acceptance (a)                                                 3,500        69,685
                                                                                    ----------
         TOTAL FINANCIAL SERVICES                                                      164,163
                                                                                    ----------
   Human Resources                                            2.71%
      Labor Ready, Inc. (A)                                                9,000        39,300
                                                                                    ----------
   Insurance                                                  7.48%
      Zenith National Insurance Corp.                                      1,700        55,335
      Midland Company                                                      2,250        53,145
                                                                                    ----------
         TOTAL INSURANCE                                                               108,480
                                                                                    ----------
   Manufacturing                                              8.14%
      Ashworth, Inc. (a)                                                   5,000        40,350
      Lydall, Inc. (a)                                                     3,750        38,213
      Russell Corp.                                                        2,250        39,510
                                                                                    ----------
         TOTAL MANUFACTURING                                                           118,073
                                                                                    ----------
   Medical Services                                           4.31%
      Microtek Medical Holdings (a)                                       12,500        62,500
                                                                                    ----------
   Oil                                                        3.08%
      Superior Energy Services (a)                                         4,750        44,650
                                                                                    ----------
   Retail                                                    13.30%
      Charlotte Russe (a)                                                  3,225        44,699
      Gaylans Trading Co. (a)                                              3,250        39,130
      Shoe Carnival (a)                                                    3,500        62,300
      Total Entertainment (a)                                              3,875        46,810
                                                                                    ----------
         TOTAL RETAIL                                                                  192,939
                                                                                    ----------

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       1

AMERITOR SECURITY TRUST FUND

PORTFOLIO OF INVESTMENTS - (CONTINUED)

DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------

                                                                                       VALUE
                                                                          SHARES      (NOTE 1)
                                                                          ------      --------
   Telecommunications                                         6.80%
      Symmetricom (a)                                                      6,500        47,320
      Audiovox Corp (a)                                                    4,000        51,360
                                                                                    ----------
         TOTAL TELECOMMUNICATIONS                                                       98,680
                                                                                    ----------
   Web Portals                                                3.36%
      Sonic Wall, Inc. Com (a)                                             6,250        48,750
                                                                                    ----------
         TOTAL COMMON STOCK (COST $997,436)                                          1,145,814
                                                                                    ----------

                                                                                       VALUE
                                                                           PAR        (NOTE 1)
                                                                           ---        --------
INVESTMENT COMPANY                                           21.01%
   Evergreen Money Market Treasury Institutional -
      Money Market Fund Institutional Shares (COST $304,826)            $304,826       304,826
                                                                                    ----------
         TOTAL PORTFOLIO OF INVESTMENTS (COST $1,302,262)                           $1,450,640
                                                                                    ==========

(A)  NON-INCOME PRODUCING SECURITY.

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       2

AMERITOR SECURITY TRUST FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investment at value (Cost $1,302,262) (NOTE 1)                   $ 1,450,640
   Interest receivable                                                      350
                                                                    -----------
      TOTAL ASSETS                                                    1,450,990
                                                                    -----------

LIABILITIES
   Accrued expenses                                                 $    64,452
   Investment advisory fees payable (NOTE 2)                                986
                                                                    -----------
      TOTAL LIABILITIES                                                  65,438
                                                                    -----------

NET ASSETS                                                          $ 1,385,552
                                                                    ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                                  $ 4,211,608
   Unrealized appreciation of investments                               148,378
   Accumulated net realized losses from security transactions        (2,850,580)
   Accumulated net investment loss                                     (123,854)
                                                                    -----------
                                                                    $ 1,385,552
                                                                    ===========

NET ASSET VALUE, offering price and redemption price per
   share ($1,385,552 divided by 2,964,230 shares of no par
   value trust shares)                                                     $.47
                                                                           ====

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       3

AMERITOR SECURITY TRUST FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                           $ 2,675
   Interest                                                              1,646
                                                                       -------
      TOTAL INCOME                                                                   $   4,321
                                                                                     ---------
EXPENSES
   Professional fees                                                    45,291
   Fund administrative fees (NOTE 2)                                    26,422
   Shareholder servicing and recordkeeping fee (NOTE 2)                 14,774
   Investment advisory fee (NOTE 2)                                      6,882
   Accounting service fees                                               6,996
   Insurance                                                             3,759
   Custodian fees                                                        2,036
   Printing                                                              4,784
   Miscellaneous                                                        10,718
   Trustees' fees and expenses (NOTE 2)                                  6,513
                                                                       -------
      TOTAL EXPENSES                                                                   128,175
                                                                                     ---------
         NET INVESTMENT LOSS                                                          (123,854)
                                                                                     ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 1)
   Net realized gain from investment transactions                                      197,210
   Change in unrealized depreciation of investments                                     (8,776)
                                                                                     ---------
      NET GAIN ON INVESTMENTS                                                          188,434
                                                                                     ---------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $  64,580
                                                                                     =========

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       4

AMERITOR SECURITY TRUST FUND

STATEMENTS OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED) AND YEAR ENDED JUNE 30, 2003
----------------------------------------------------------------------------------------------

                                                                      SIX MONTHS           YEAR
                                                                         ENDED            ENDED
                                                                      DECEMBER 31,       JUNE 30,
                                                                          2003             2003
                                                                      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss                                                $   (123,854)    $   (182,709)
   Net realized gain (loss) from investment transactions                   197,210         (169,495)
   Change in unrealized appreciation (depreciation) of investments          (8,776)         201,265
                                                                      ------------     ------------
   Net increase (decrease) in net assets resulting from operations          64,580         (150,939)

DECREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS (NOTE 3)              (19,044)         (26,414)
                                                                      ------------     ------------
      INCREASE (DECREASE) IN NET ASSETS                                     45,536         (177,353)

NET ASSETS
   Beginning of year                                                     1,340,016        1,517,369
                                                                      ------------     ------------
   END OF YEAR                                                        $  1,385,552     $  1,340,016
                                                                      ============     ============

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       5

AMERITOR SECURITY TRUST FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------

                                                SIX MONTHS
                                                  ENDED                              YEARS ENDED JUNE 30,
                                               DECEMBER 31,    ----------------------------------------------------------------
                                             2003 (UNAUDITED)    2003          2002          2001          2000          1999
                                             ---------------   --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of year           $   0.45       $   0.49      $   0.70      $   1.71      $   1.35      $   0.93
                                                --------       --------      --------      --------      --------      --------
   Net investment loss                              (.04)         (0.06)        (0.07)        (0.07)        (0.19)        (0.22)

   Capital gain distributions                         --             --            --         (0.08)           --            --

   Net realized and unrealized gain
      (loss) on investments                         0.06          (0.02)         0.14         (0.86)         0.55          0.64
                                                --------       --------      --------      --------      --------      --------
   Total from investment operations                 0.02          (0.04)        (0.21)        (1.01)         0.36          0.42
                                                --------       --------      --------      --------      --------      --------
   Net asset value, end of year                 $   0.47       $   0.45      $   0.49      $   0.70      $   1.71      $   1.35
                                                ========       ========      ========      ========      ========      ========

RATIO/SUPPLEMENTAL DATA
   Total return                                    4.44%         (8.16)%      (30.00)%      (56.10)%       26.67%        46.33%

   Ratio of expenses to average net assets        18.72%*        14.78%        11.79%         6.08%         6.93%         7.24%

   Ratio of net investment loss
      to average net assets                      (18.09)%*      (14.14)%      (11.14)%       (5.63)%       (6.61)%       (6.76)%

   Portfolio turnover                                89%           214%          293%           22%           91%            0%

   Net assets, end of year (000's)              $  1,386       $  1,340      $  1,517      $  2,426      $  6,185      $  5,169

*  ANNUALIZED

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       6

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Ameritor Security Trust Fund, (the "FUND"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. SECURITY VALUATION - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

      B. INCOME TAXES - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2003, for Federal income tax purposes, the Fund had a capital loss carryforward of $3,047,790 of which $2,203,964 expires in 2010 and $843,826 expires in 2011 to offset future realized gains.

      C. DISTRIBUTIONS TO SHAREHOLDERS - No distributions were paid in 2003. As of June 30, 2003, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

            Capital loss carryforward                $(3,047,790)
            Unrealized appreciation                      157,154
                                                     -----------
                                                     $(2,890,636)
                                                     ===========

      D. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       7

AMERITOR SECURITY TRUST FUND

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,500 per month.

      Certain officers and trustees of the Fund are "AFFILIATED PERSONS" of the Investment Adviser, as defined by the Investment Company Act of 1940.


(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                    SIX MONTHS ENDED
                                    DECEMBER 31, 2003        FOR THE YEAR ENDED
                                       (UNAUDITED)             JUNE 30, 2002
                                   -------------------      --------------------
                                    SHARES     AMOUNT        SHARES      AMOUNT
                                    ------     ------        ------      ------

         Shares redeemed           (42,470)   $(19,044)     (62,702)   $(26,414)
                                   -------    --------      -------    --------
         Net decrease              (42,470)   $(19,044)     (62,702)   $(26,414)
                                   -------    --------      -------    --------

         Shares outstanding
            Beginning of year    3,006,700                3,069,402
                                 ---------                ---------
            End of year          2,964,230                3,006,700
                                 ---------                ---------

(4)   PURCHASE AND SALE OF SECURITIES

      During the six months ended December 31, 2003, purchases and proceeds from sales of investment securities were $993,436 and $1,185,316, respectively. Cost of securities for income tax purposes was $1,302,262 at December 31, 2003. Net unrealized appreciation of investments aggregated $148,378, which relates to gross unrealized appreciation and gross unrealized depreciation of $166,376 and $17,998, respectively.

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       8

AMERITOR SECURITY TRUST FUND

DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(5)   TRUSTEES AND OFFICERS (UNAUDITED)
      The following table sets forth certain information concerning the Trustees and officers of the Fund.

-------------------------------------------------------------------------------------------------------------
           (1)                  (2)           (3)               (4)                (5)             (6)
-------------------------------------------------------------------------------------------------------------

Name                        Position(s)     Term of          Principal          Number of         Other
Address and                  Held with     Office and      Occupation(s)      Portfolios in   Directorships
Age                            Fund        Length of        During Past       Fund Complex       Held by
                                          Time Served         5 Years          Overseen by       Trustee
                                                                                 Trustee

-------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------
Richard P. Ellison         Non-Interested   4 Years        President and            2         Potomac Group
1410 Coventry Lane            Trustee        Served       Chief Executive                         Homes;
Alexandria, VA 22304                        Term is         Officer of                             Boat
Age 72                                      for Life         Intervest                           America
                                                          Financial Corp.

-------------------------------------------------------------------------------------------------------------

James I. Schwartz
1480 Pennfield Circle          Non-          1 Year      Retired President          2              None
#307                        Interested       Served        Capital City
Silver Spring, MD             Trustee       Term is       Savings & Loan
20906                                       for Life            And
Age 76                                                    Schwartz & Co.

-------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE AND OFFICERS
-------------------------------------------------------------------------------------------------------------

Carole S. Kinney             Trustee,       4 Years       Chairman of the           2              None
8020 Thornley Court         Secretary,       served          Board of
Bethesda, MD 20817              and         Term is          Ameritor
Age 57                       Chairman       for life         Financial
                              of the                        Corporation
                               Fund                         Since 1998

-------------------------------------------------------------------------------------------------------------

Jerome Kinney                President      4 Years         Founder and                            None
8020 Thornley Court                          served         President,
Bethesda, MD 20817                           Term=1      Jerome F. Kinney
Age 73                                        year            Company
                                                            (builder);
                                                           President and
                                                               CEO,
                                                             Ameritor
                                                             Financial
                                                            Corporation
-------------------------------------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.   Introduction

     Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

     The overriding goals of these Disclosure Procedures are:

o To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

o    To promote reliable and accurate disclosure in the Reports.

II.  Roles and Expectations of Fund Service Providers

     The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it
provides  to  the  Funds  for  inclusion  in  any  Report   ("Service   Provider
Procedures").

     In particular, the Funds expect each Service Provider to:

     Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

     Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

     Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

     Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

     Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

     Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III. Monitoring of Disclosure Controls

     Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

     Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

     Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.  Material Misstatements/Omissions; Unfair Presentations; Fraud

     If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

     The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.   Evaluating the Disclosure Procedures

     Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

     Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

     Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

     The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

     Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

     Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.  Miscellaneous

     Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

     Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

     Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

     Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted:  September 2003

ITEM 10.  EXHIBITS

(a) Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Security Trust
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Jerome Kinney, President and Treasurer
                          --------------------------------------------

Date  March 1, 2004
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney , President and Treasurer
                          --------------------------------------------

Date March 1, 2004
     ----------------------

* Print the name and title of each signing officer under his or her signature.